Equity settled share-based transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number and weighted average exercise prices of share options
The number and weighted average exercise prices of share options were
as follows:

	2021
	Weighted average exercise price $	Number of options
At January 1	0.01	10,757,396
Forfeited	0.01	(6,176)
Rolled up to the PHCL 2021 Plan	0.01	(10,751,220)

At December 31		—

Schedule of movement of restricted shares granted based on the restrictions and vesting conditions
The movement of restricted shares granted based on the restrictions and vesting conditions above during the years ended December 31, 2021 is as follow:

2021
$
Unvested restricted shares subject to claw-back, at January 1	451,682
Vested and not subject to claw-back	(451,682)

Unvested restricted shares subject to claw-back, at December 31	—

Schedule of details of the restricted share units outstanding
Details of the restricted share units outstanding as at December 31, 2022 and 2021 are as follows:

	Number of instruments
	2022	2021
Restricted share units granted to directors	1,636,011	11,900,009
Restricted share units granted to employees	43,045	2,033,151
Restricted share units granted to third parties	11,710	815,057

	1,690,766	14,748,217

Schedule of fair value of RSUs and assumptions

2021
Fair value of RSU and key assumptions
Fair value at measurement date	$13.89 - $18.91
Share price	$13.89 - $18.91
Exercise price	$0.01
Expected volatility	41.03% - 44.26%
Expected option life	1 year
Expected dividends	0%
Risk-free interest rate	1% - 1.13%
Likelihood of achieving a redemption event	5%
Likelihood of achieving a liquidity event	5%

Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number and weighted average exercise prices of share options
The number and weighted average exercise prices of the RSUs are as follows:

	2022		2021
	Weighted average exercise price	Number of RSUs	Weighted average exercise price	Number of RSUs
	$		$
At January 1	0.01	14,748,217	0.01	—
Rolled up from options	—	—	0.01	10,751,220
Granted	—	—	0.01	3,996,997
Exercised	0.01	(12,821,445)	—	—
Forfeited	0.01	(168,894)	—	—
Cancelled	0.01	(67,112)	—	—

Outstanding at December 31	0.01	1,690,766	0.01	14,748,217

Exercisable at December 31	0.01	14,571	0.01	—

Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number and weighted average exercise prices of share options
The number and weighted average exercise prices of the RSUs are as follows:

	2022
	Weighted average exercise price $	Number of RSUs
At January 1	—	—
Granted	0.01	3,537,409
Cancelled	0.01	(75,031)
Exercised	0.01	(1,102,111)

Outstanding at December 31	0.01	2,360,267

Exercisable at December 31	0.01	16,775